Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
October 31, 2023
MCV-NPRT3-1223
1.809074.120
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	249,937	7,347,175
Media - 1.4%
News Corp. Class A	336,485	6,958,510
Nexstar Broadcasting Group, Inc. Class A	40,658	5,695,373
Thryv Holdings, Inc. (b)	153,521	2,675,871
WPP PLC	436,500	3,758,802
		19,088,556
TOTAL COMMUNICATION SERVICES		26,435,731
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 1.5%
Aptiv PLC (b)	112,517	9,811,482
Atmus Filtration Technologies, Inc. (c)	307,300	5,764,948
Magna International, Inc. Class A (c)	90,435	4,349,019
		19,925,449
Broadline Retail - 0.4%
Kohl's Corp. (c)	252,546	5,694,912
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A	394,052	5,571,895
Service Corp. International	96,656	5,260,020
		10,831,915
Hotels, Restaurants & Leisure - 1.7%
Hyatt Hotels Corp. Class A (c)	64,900	6,648,356
Light & Wonder, Inc. Class A (b)	71,336	5,215,375
MGM Resorts International	159,341	5,564,188
Travel+Leisure Co.	191,900	6,530,357
		23,958,276
Household Durables - 1.2%
Helen of Troy Ltd. (b)	36,564	3,594,972
Newell Brands, Inc.	1,004,800	6,752,256
Tempur Sealy International, Inc.	133,957	5,348,903
		15,696,131
Leisure Products - 0.9%
Brunswick Corp.	103,900	7,217,933
Topgolf Callaway Brands Corp. (b)(c)	445,500	5,444,010
		12,661,943
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	126,600	5,676,744
Aritzia, Inc. (b)	295,400	4,594,756
Lithia Motors, Inc. Class A (sub. vtg.)	30,271	7,331,939
Signet Jewelers Ltd.	62,500	4,364,375
Upbound Group, Inc.	227,143	5,919,347
Victoria's Secret & Co. (b)	221,413	3,958,864
Williams-Sonoma, Inc. (c)	28,500	4,281,840
		36,127,865
TOTAL CONSUMER DISCRETIONARY		124,896,491
CONSUMER STAPLES - 3.8%
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (b)	77,300	5,265,676
U.S. Foods Holding Corp. (b)	348,868	13,584,920
		18,850,596
Food Products - 2.0%
Bunge Ltd.	140,892	14,931,734
Lamb Weston Holdings, Inc.	55,000	4,939,000
Tyson Foods, Inc. Class A	160,354	7,432,408
		27,303,142
Personal Care Products - 0.4%
Kenvue, Inc.	337,900	6,284,940
TOTAL CONSUMER STAPLES		52,438,678
ENERGY - 6.3%
Energy Equipment & Services - 1.2%
Championx Corp.	299,500	9,224,600
Liberty Oilfield Services, Inc. Class A	170,391	3,356,703
Valaris Ltd. (b)	68,100	4,497,324
		17,078,627
Oil, Gas & Consumable Fuels - 5.1%
Cenovus Energy, Inc. (c)	605,193	11,547,082
Chesapeake Energy Corp. (c)	94,390	8,125,091
Hess Corp.	55,016	7,944,310
Kosmos Energy Ltd. (b)	669,500	4,847,180
Occidental Petroleum Corp.	210,798	13,029,424
Targa Resources Corp.	170,710	14,273,063
Valero Energy Corp.	83,810	10,643,870
		70,410,020
TOTAL ENERGY		87,488,647
FINANCIALS - 17.3%
Banks - 3.1%
East West Bancorp, Inc.	206,124	11,052,369
KeyCorp	870,800	8,899,576
M&T Bank Corp.	100,556	11,337,689
Webster Financial Corp.	160,900	6,109,373
Zions Bancorp NA	190,500	5,876,925
		43,275,932
Capital Markets - 2.0%
BGC Group, Inc. Class A	73,300	430,271
Carlyle Group LP	317,595	8,746,566
Raymond James Financial, Inc.	188,513	17,991,681
		27,168,518
Consumer Finance - 2.6%
Ally Financial, Inc.	298,800	7,227,972
Discover Financial Services	108,800	8,930,304
OneMain Holdings, Inc.	294,355	10,576,175
SLM Corp.	670,368	8,714,784
		35,449,235
Financial Services - 3.6%
Apollo Global Management, Inc.	134,973	10,452,309
Corebridge Financial, Inc. (c)	275,192	5,503,840
Global Payments, Inc.	157,800	16,761,516
Voya Financial, Inc.	102,400	6,837,248
Walker & Dunlop, Inc.	127,168	8,240,486
WEX, Inc. (b)	13,382	2,227,835
		50,023,234
Insurance - 6.0%
American Financial Group, Inc.	88,100	9,634,616
Arthur J. Gallagher & Co.	50,711	11,941,933
Chubb Ltd.	42,760	9,177,151
First American Financial Corp.	144,612	7,438,841
Globe Life, Inc.	77,200	8,982,992
Hartford Financial Services Group, Inc.	185,358	13,614,545
Markel Group, Inc. (b)	10,786	15,861,029
Old Republic International Corp.	234,067	6,408,754
		83,059,861
TOTAL FINANCIALS		238,976,780
HEALTH CARE - 6.8%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	212,300	6,884,889
Zimmer Biomet Holdings, Inc.	27,200	2,839,952
		9,724,841
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (b)	661,865	4,851,470
Cencora, Inc.	43,432	8,041,435
Centene Corp. (b)	186,277	12,849,387
CVS Health Corp.	127,300	8,784,973
DaVita HealthCare Partners, Inc. (b)	46,793	3,613,823
Molina Healthcare, Inc. (b)	39,851	13,268,390
Tenet Healthcare Corp. (b)	155,030	8,325,111
		59,734,589
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (b)	18,187	5,006,517
Charles River Laboratories International, Inc. (b)	63,363	10,667,795
		15,674,312
Pharmaceuticals - 0.6%
Royalty Pharma PLC	311,132	8,360,117
TOTAL HEALTH CARE		93,493,859
INDUSTRIALS - 19.0%
Building Products - 3.1%
Armstrong World Industries, Inc.	131,900	10,009,891
Builders FirstSource, Inc. (b)	134,569	14,603,428
Carlisle Companies, Inc.	16,379	4,161,740
Johnson Controls International PLC	105,100	5,152,002
UFP Industries, Inc.	96,072	9,143,172
		43,070,233
Commercial Services & Supplies - 0.5%
The Brink's Co.	100,920	6,747,511
Construction & Engineering - 1.6%
EMCOR Group, Inc.	53,112	10,975,595
Willscot Mobile Mini Holdings (b)	259,650	10,232,807
		21,208,402
Electrical Equipment - 1.8%
Acuity Brands, Inc.	55,600	9,005,532
Regal Rexnord Corp.	107,669	12,749,086
Vertiv Holdings Co.	74,400	2,921,688
		24,676,306
Ground Transportation - 2.9%
Knight-Swift Transportation Holdings, Inc. Class A	212,337	10,381,156
RXO, Inc.	207,669	3,636,284
U-Haul Holding Co. (non-vtg.)	205,919	9,721,436
XPO, Inc. (b)	214,841	16,287,096
		40,025,972
Machinery - 4.3%
Allison Transmission Holdings, Inc.	135,600	6,836,952
Barnes Group, Inc.	139,200	2,893,968
Chart Industries, Inc. (b)(c)	47,557	5,527,550
Gates Industrial Corp. PLC (b)	717,700	7,837,284
Mueller Water Products, Inc. Class A	292,400	3,616,988
PACCAR, Inc.	204,349	16,864,923
Terex Corp.	136,300	6,242,540
Timken Co.	142,495	9,849,254
		59,669,459
Professional Services - 3.3%
Concentrix Corp.	100,410	7,652,246
Genpact Ltd.	188,801	6,332,386
Leidos Holdings, Inc.	75,000	7,434,000
Manpower, Inc.	113,117	7,914,796
Science Applications International Corp.	81,107	8,860,129
SS&C Technologies Holdings, Inc.	155,258	7,801,715
		45,995,272
Trading Companies & Distributors - 1.5%
Core & Main, Inc. (b)	347,000	10,437,760
WESCO International, Inc.	83,112	10,654,958
		21,092,718
TOTAL INDUSTRIALS		262,485,873
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (b)	180,151	7,063,721
Electronic Equipment, Instruments & Components - 2.3%
Coherent Corp. (b)	205,000	6,068,000
Flex Ltd. (b)	277,598	7,139,821
Keysight Technologies, Inc. (b)	48,800	5,956,040
Knowles Corp. (b)	292,253	3,796,366
TD SYNNEX Corp.	100,184	9,184,869
		32,145,096
Semiconductors & Semiconductor Equipment - 2.1%
Lam Research Corp.	7,874	4,631,644
Microchip Technology, Inc.	155,844	11,110,119
MKS Instruments, Inc.	120,000	7,879,200
ON Semiconductor Corp. (b)	73,500	4,604,040
		28,225,003
Software - 1.0%
Gen Digital, Inc.	287,118	4,783,386
Rapid7, Inc. (b)	181,600	8,442,584
		13,225,970
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	120,800	8,244,600
TOTAL INFORMATION TECHNOLOGY		88,904,390
MATERIALS - 10.3%
Chemicals - 4.1%
Celanese Corp. Class A (c)	98,672	11,298,931
CF Industries Holdings, Inc.	93,400	7,451,452
Corteva, Inc.	85,167	4,099,939
Methanex Corp.	96,400	3,976,500
Olin Corp.	247,199	10,560,341
The Chemours Co. LLC	266,900	6,434,959
Westlake Corp.	106,189	12,249,963
		56,072,085
Construction Materials - 0.5%
Eagle Materials, Inc.	42,100	6,479,611
Containers & Packaging - 2.4%
Crown Holdings, Inc.	69,162	5,574,457
Graphic Packaging Holding Co.	400,061	8,605,312
International Paper Co.	201,940	6,811,436
WestRock Co.	346,800	12,460,524
		33,451,729
Metals & Mining - 2.0%
Constellium NV (b)	266,500	4,210,700
Freeport-McMoRan, Inc.	178,145	6,017,738
Steel Dynamics, Inc.	166,400	17,723,264
		27,951,702
Paper & Forest Products - 1.3%
Interfor Corp. (b)	366,400	4,520,717
Louisiana-Pacific Corp.	166,412	8,533,607
West Fraser Timber Co. Ltd.	81,100	5,473,336
		18,527,660
TOTAL MATERIALS		142,482,787
REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Camden Property Trust (SBI)	123,900	10,516,632
Digital Realty Trust, Inc.	103,400	12,858,824
Douglas Emmett, Inc.	464,900	5,211,529
Essex Property Trust, Inc.	41,545	8,887,306
Lamar Advertising Co. Class A	42,107	3,464,143
Outfront Media, Inc.	753,300	7,352,208
Prologis (REIT), Inc.	71,760	7,229,820
Public Storage	36,916	8,812,218
Ventas, Inc.	187,600	7,965,496
Welltower, Inc.	507,368	42,421,047
		114,719,223
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (b)	163,902	11,364,965
Colliers International Group, Inc.	39,700	3,598,837
Compass, Inc. (b)	1,255,900	2,486,682
		17,450,484
TOTAL REAL ESTATE		132,169,707
UTILITIES - 9.4%
Electric Utilities - 6.5%
Constellation Energy Corp.	127,769	14,427,675
Edison International	287,232	18,112,850
Exelon Corp.	158,112	6,156,881
FirstEnergy Corp.	491,700	17,504,520
NextEra Energy, Inc.	139,900	8,156,170
NRG Energy, Inc.	107,800	4,568,564
PG&E Corp. (b)	1,284,514	20,937,578
		89,864,238
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	325,651	8,388,770
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	551,900	8,223,310
Vistra Corp.	298,000	9,750,560
		17,973,870
Multi-Utilities - 1.0%
NiSource, Inc.	514,600	12,947,336
TOTAL UTILITIES		129,174,214
TOTAL COMMON STOCKS (Cost $1,375,522,479)		1,378,947,157

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	1,135,626	1,135,853
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	41,153,503	41,157,619
TOTAL MONEY MARKET FUNDS (Cost $42,293,472)		42,293,472

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,417,815,951)	1,421,240,629
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(41,843,816)
NET ASSETS - 100.0%	1,379,396,813

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,347,175 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,863,554	82,776,223	84,503,924	33,169	-	-	1,135,853	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	31,442,675	480,430,010	470,715,066	152,455	-	-	41,157,619	0.2%
Total	34,306,229	563,206,233	555,218,990	185,624	-	-	42,293,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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